LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Cost	R$ 857,174
Amortization	436,112
Balance to be amortized	421,062	R$ 385,042
Bonds
LOANS, FINANCING AND DEBENTURES
Cost	434,970
Amortization	173,964
Balance to be amortized	261,006	238,568
CRA and NCE
LOANS, FINANCING AND DEBENTURES
Cost	125,222
Amortization	103,616
Balance to be amortized	21,606	32,374
Export credits ("export prepayment")
LOANS, FINANCING AND DEBENTURES
Cost	191,710
Amortization	80,893
Balance to be amortized	110,817	56,028
Debentures
LOANS, FINANCING AND DEBENTURES
Cost	24,467
Amortization	11,455
Balance to be amortized	13,012	16,039
BNDES ("IOF")
LOANS, FINANCING AND DEBENTURES
Cost	62,658
Amortization	49,185
Balance to be amortized	13,473	40,611
Other
LOANS, FINANCING AND DEBENTURES
Cost	18,147
Amortization	16,999
Balance to be amortized	R$ 1,148	R$ 1,422